Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000173046
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$203	1.98%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The S&P 500 Index delivered a strong year, supported by resilient corporate earnings and investor optimism surrounding potential Federal Reserve rate cuts. The Fund also posted solid results, leveraging tactical hedging strategies to navigate headline-driven volatility and capitalize on market dislocations. Its active management approach proved effective in responding to rapidly shifting macroeconomic conditions, allowing the portfolio to remain agile during periods of uncertainty. By dynamically adjusting exposures and risk levels, the Fund was able to mitigate downside risks while selectively participating in market recoveries.

• Volatility: The market experienced notable volatility throughout the period, particularly during the first half of 2025, when macroeconomic concerns and shifting rate expectations led to sharp intra-month movements. The S&P 500 Index had a higher annualized daily standard deviation of 18.97%, compared to the Fund’s annualized daily standard deviation of 10.11%, indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Economic conditions were shaped by a mix of slowing growth and evolving monetary policy. Labor market indicators showed signs of softening, with rising unemployment claims and slower hiring trends. The Federal Reserve held rates steady for much of the period but signaled potential cuts in response to cooling inflation and weakening economic momentum. These developments contributed to episodic volatility, particularly around key data releases and Federal Reserve communications.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund’s long-short equity strategy aimed to capitalize on both rising and falling stock prices. This approach helped mitigate some of the market volatility, as reflected in the Fund's lower daily maximum drawdown of -8.24% compared to the S&P 500 Index daily maximum drawdown of -18.75%.

• Risk Management: The Fund’s emphasis on disciplined risk management - through diversification and strategic hedging - helped preserve capital during periods of market turbulence. However, this prudent approach also tempered upside participation during swift market rebounds driven by headline-driven sentiment shifts.

Summary

Despite challenging market conditions, the Fund’s strategic positioning and disciplined risk management enabled it to deliver a positive return. While the S&P 500 Index outperformed in absolute terms, the Fund’s lower volatility and effective downside mitigation provided investors with a more stable and consistent investment experience. This reflects the Fund’s commitment to balancing performance with capital preservation, especially during periods of heightened uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Apr-2020	$10,000	$10,000
Aug-2020	$11,915	$12,098
Aug-2021	$13,794	$15,869
Aug-2022	$13,460	$14,087
Aug-2023	$13,268	$16,333
Aug-2024	$14,414	$20,766
Aug-2025	$15,212	$24,063

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2020)
Anchor Risk Managed Equity Strategies Fund	5.54%	5.01%	8.18%
S&P 500® Index	15.88%	14.74%	17.88%

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,838,411
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,609,436
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$177,838,411 Number of Portfolio Holdings4 Advisory Fee $3,609,436 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Money Market	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.
C000173045
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$230	2.24%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The S&P 500 Index delivered a strong year, supported by resilient corporate earnings and investor optimism surrounding potential Federal Reserve rate cuts. The Fund also posted solid results, leveraging tactical hedging strategies to navigate headline-driven volatility and capitalize on market dislocations. Its active management approach proved effective in responding to rapidly shifting macroeconomic conditions, allowing the portfolio to remain agile during periods of uncertainty. By dynamically adjusting exposures and risk levels, the Fund was able to mitigate downside risks while selectively participating in market recoveries.

• Volatility: The market experienced notable volatility throughout the period, particularly during the first half of 2025, when macroeconomic concerns and shifting rate expectations led to sharp intra-month movements. The S&P 500 Index had a higher annualized daily standard deviation of 18.97%, compared to the Fund’s annualized daily standard deviation of 10.11%, indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Economic conditions were shaped by a mix of slowing growth and evolving monetary policy. Labor market indicators showed signs of softening, with rising unemployment claims and slower hiring trends. The Federal Reserve held rates steady for much of the period but signaled potential cuts in response to cooling inflation and weakening economic momentum. These developments contributed to episodic volatility, particularly around key data releases and Federal Reserve communications.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund’s long-short equity strategy aimed to capitalize on both rising and falling stock prices. This approach helped mitigate some of the market volatility, as reflected in the Fund's lower daily maximum drawdown of -8.31% compared to the S&P 500 Index daily maximum drawdown of -18.75%.

• Risk Management: The Fund’s emphasis on disciplined risk management - through diversification and strategic hedging - helped preserve capital during periods of market turbulence. However, this prudent approach also tempered upside participation during swift market rebounds driven by headline-driven sentiment shifts.

Summary

Despite challenging market conditions, the Fund’s strategic positioning and disciplined risk management enabled it to deliver a positive return. While the S&P 500 Index outperformed in absolute terms, the Fund’s lower volatility and effective downside mitigation provided investors with a more stable and consistent investment experience. This reflects the Fund’s commitment to balancing performance with capital preservation, especially during periods of heightened uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Sep-2016	$10,000	$10,000
Aug-2017	$11,148	$11,540
Aug-2018	$12,969	$13,809
Aug-2019	$13,887	$14,212
Aug-2020	$16,982	$17,330
Aug-2021	$19,609	$22,731
Aug-2022	$19,068	$20,179
Aug-2023	$18,760	$23,396
Aug-2024	$20,330	$29,745
Aug-2025	$21,394	$34,468

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 6, 2016)
Anchor Risk Managed Equity Strategies Fund	5.23%	4.73%	8.83%
S&P 500® Index	15.88%	14.74%	14.77%

Performance Inception Date	Sep. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,838,411
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,609,436
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$177,838,411 Number of Portfolio Holdings4 Advisory Fee $3,609,436 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Value	Value
Money Market	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.
C000159233
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$204	2.01%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Aggregate Bond Index experienced a total return of 3.14% over the reporting period. The Fund had a total return of 3.14%, matching the benchmark.

• Volatility: The U.S. bond market experienced notable fluctuations, with the Bloomberg U.S. Aggregate Bond Index posting an annualized daily standard deviation of 4.73%. In comparison, the Fund maintained a slightly higher volatility at 6.64%, reflecting its more active approach. However, the Fund’s beta of 0.61 and low correlation of 0.43 to the benchmark indicate limited sensitivity to broader market movements, contributing to a differentiated risk-return profile.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: The Fund’s exposure was actively managed through a diversified mix of ETFs and index-based derivatives. This dynamic allocation strategy focused on capturing income opportunities while managing volatility and downside risk. Tactical shifts were made in response to macroeconomic developments and market dislocations, allowing the Fund to remain agile and responsive.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

During the reporting period, the Bloomberg U.S. Aggregate Bond Index delivered a total return of 3.14%, which was matched by the Fund. Despite similar performance, the Fund exhibited higher volatility with an annualized daily standard deviation of 6.64% versus the benchmark’s 4.73%, reflecting its more active management style. However, a beta of 0.61 and low correlation of 0.43 to the benchmark suggest the Fund maintained a differentiated risk-return profile with limited sensitivity to broader market movements. The Fund's dynamic investment exposure and advanced risk management techniques were pivotal in delivering these results, ensuring capital protection and stability for the Fund’s investors while delivering a higher relative income.

In today’s uncertain environment, maintaining exposure to a strategy that combines flexibility, diversification, and disciplined risk management can be a valuable complement to traditional fixed income holdings. The Fund’s ability to deliver competitive returns while offering a distinct risk profile makes it a compelling component of a well-balanced portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$10,000	$10,000
Aug-2021	$10,592	$9,975
Aug-2022	$9,781	$8,826
Aug-2023	$9,146	$8,721
Aug-2024	$9,887	$9,357
Aug-2025	$10,197	$9,651

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 11, 2020)
Anchor Risk Managed Income Strategies Fund	3.14%	0.39%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.71%

Performance Inception Date	Sep. 11, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,091,126
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 253,861
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,091,126 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$253,861 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	26.6%
Exchange-Traded Funds	55.5%
Money Market Funds	17.9%

Asset Weighting (% of total investments)

Value	Value
Money Market	17.9%
Fixed Income	23.7%
Equity	58.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	17.0%
Global X Nasdaq 100 Covered Call ETF	10.8%
PIMCO Dynamic Income Fund	9.4%
JPMorgan Equity Premium Income ETF	8.8%
JPMorgan Nasdaq Equity Premium Income ETF	7.9%
PIMCO Dynamic Income Opportunities Fund	7.1%
First Trust BuyWrite Income ETF	6.0%
First Trust Nasdaq BuyWrite Income ETF	5.7%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	5.3%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	5.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 16, 2025, the Advisor Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Advisor Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Advisor Class shares of the Fund.

C000161918
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$229	2.26%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Aggregate Bond Index posted a total return of 3.14% over the reporting period, reflecting modest gains in fixed income markets amid evolving interest rate expectations. The Fund delivered a total return of 2.88%, closely tracking the benchmark despite navigating a complex and volatile market environment.

• Volatility: The U.S. bond market experienced notable fluctuations, with the Bloomberg U.S. Aggregate Bond Index posting an annualized daily standard deviation of 4.73%. In comparison, the Fund maintained a slightly higher volatility at 6.52%, reflecting its more active approach. However, the Fund’s beta of 0.58 and low correlation of 0.42 to the benchmark indicate limited sensitivity to broader market movements, contributing to a differentiated risk-return profile.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: The Fund’s exposure was actively managed through a diversified mix of ETFs and index-based derivatives. This dynamic allocation strategy focused on capturing income opportunities while managing volatility and downside risk. Tactical shifts were made in response to macroeconomic developments and market dislocations, allowing the Fund to remain agile and responsive.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

During the reporting period, the Bloomberg U.S. Aggregate Bond Index delivered a total return of 3.14%, which slightly outperformed the Fund’s 2.88% return. Despite similar performance, the Fund exhibited higher volatility with an annualized daily standard deviation of 6.52% versus the benchmark’s 4.73%, reflecting its more active management style. However, a beta of 0.58 and low correlation of 0.42 to the benchmark suggest the Fund maintained a differentiated risk-return profile with limited sensitivity to broader market movements. The Fund's dynamic investment exposure and advanced risk management techniques were pivotal in delivering these results, ensuring capital protection and stability for the Fund’s investors while delivering a higher relative income.

In today’s uncertain environment, maintaining exposure to a strategy that combines flexibility, diversification, and disciplined risk management can be a valuable complement to traditional fixed income holdings. The Fund’s ability to deliver competitive returns while offering a distinct risk profile makes it a compelling component of a well-balanced portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Aug-2016	$10,317	$10,524
Aug-2017	$10,546	$10,576
Aug-2018	$10,372	$10,465
Aug-2019	$10,368	$11,529
Aug-2020	$11,437	$12,276
Aug-2021	$11,960	$12,265
Aug-2022	$11,021	$10,853
Aug-2023	$10,282	$10,723
Aug-2024	$11,074	$11,506
Aug-2025	$11,393	$11,867

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 29, 2015)
Anchor Risk Managed Income Strategies Fund	2.88%	-0.08%	1.32%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.74%

Performance Inception Date	Sep. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,091,126
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 253,861
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,091,126 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$253,861 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	26.6%
Exchange-Traded Funds	55.5%
Money Market Funds	17.9%

Asset Weighting (% of total investments)

Value	Value
Money Market	17.9%
Fixed Income	23.7%
Equity	58.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	17.0%
Global X Nasdaq 100 Covered Call ETF	10.8%
PIMCO Dynamic Income Fund	9.4%
JPMorgan Equity Premium Income ETF	8.8%
JPMorgan Nasdaq Equity Premium Income ETF	7.9%
PIMCO Dynamic Income Opportunities Fund	7.1%
First Trust BuyWrite Income ETF	6.0%
First Trust Nasdaq BuyWrite Income ETF	5.7%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	5.3%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	5.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 16, 2025, the Institutional Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Institutional Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Institutional Class shares of the Fund.